Expense Example, No Redemption	Nov. 10, 2025 USD ($)
Defiance GRNY Option Income ETF | Defiance GRNY Option Income ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
Defiance NUKZ Option Income ETF | Defiance NUKZ Option Income ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Defiance BMNR Option Income ETF | Defiance BMNR Option Income ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	$ 271